Financial Assets and Liabilities	12 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Financial Assets and Liabilities	Financial Assets and Liabilities
Categories of financial assets and financial liabilities
Financial assets
The Group has the following financial assets, all of which are classified and measured at amortised cost:

	Note	2024 £’000	2023 £’000 (Restated) (1)
Financial assets at amortised cost
Trade receivables	19	£149,855	£143,336
Accrued income	19	14,194	13,160
Other financial assets		716	243
Cash and cash equivalents		62,358	164,703
Total financial assets		£227,123	£321,442
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).
The accounting policies provide a description of the initial recognition and measurement, and also the subsequent measurement of financial assets.
Financial liabilities
The Group has the following financial liabilities:

	Note	2024 £’000	2023 £’000
Lease liabilities
Current lease liabilities	23	£14,450	£14,573
Non-current lease liabilities	23	43,557	54,441
		58,007	69,014
Other financial liabilities at amortised cost
Borrowings	22	144,754	—
Trade payables	20	10,976	5,480
Accruals	20	56,890	55,195
Client volume discounts/rebates	20	17,922	1,011
Deferred consideration	15	6,783	6,104
		237,325	67,790
Financial liabilities at fair value through profit or loss
Contingent consideration	15	8,444	11,459

Total financial liabilities		£303,776	£148,263
Client volume discounts/rebates relate to contractual arrangements with customers to provide them with discounts/rebates based on agreed threshold levels of business being delivered by the client.
The accounting policies provide a description of the initial recognition and measurement, and also the subsequent measurement of financial liabilities.
Where financial assets and financial liabilities are measured at fair value, their measurement should be classified into the following hierarchy:
•Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3 - inputs for the asset or liability that are not based on observable market data (unobservable inputs).
Contingent consideration has been classified within level 3. The following table includes the roll forward schedule of contingent consideration during the year ended 30 June 2024:

Contingent consideration	Beginning of the year £’000	Additions £’000	Payments £'000	Remeasurement and discount unwind £'000	Foreign exchange impact £'000	End of the year £'000
2023	8,514	14,771	(111)	(10,418)	(1,297)	11,459
2024	11,459	16,510	(2,737)	(16,817)	29	8,444
The methodology for determining the fair value of contingent consideration is detailed in Note 15.